Accrued expenses payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Accrued expenses payable
20.	Accrued expenses payable

	2021	2020
Accruals and estimations	$4,290	$23,589
Labor related provisions	23,163	6,541
Liability for social security contributions	5,043	3,275
Other	271	590

	$32,767	$33,995

During 2021, the Company returned two leased aircraft Boeing
737-700.
As of December 31, 2020, the accrual and estimation included $6.2 million of provisions related to the return of these aircraft.
As of December 31, 2021 and 2020, accruals and estimations include the estimated balance of the current portion of the long-term provisions (see note 21).
Labor related provisions include a profit-sharing program for both management and non-management
staff. For members of management, profit-sharing is based on a combination of the Company’s performance as a whole and the achievement of individual goals. Profit-sharing for non-management
employees is based solely on the Company’s performance. The accrual at year-end
represents the amount expensed for the current year, which is expected to be settled within 12 months.